Summary of Significant Accounting Policies - Basis of Presentation (Details) - shares	Aug. 26, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Exchange ratio		0.2626%
Public warrants assumed	5,000,000
Private placement warrants assumed	177,500
Share accepting a tender offer entitles warrants to receive cash (as a percent)	50.00%